S000014681 [Member] Expense Example - Western Asset SMASh Series M Fund - SMASh Series M Fund	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	14
Expense Example, with Redemption, 10 Years	$ 36